Annual Total Returns - Fidelity® Blue Chip Growth Fund [BarChart] - 07.31 Fidelity Blue Chip Growth Fund K PRO-09 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Class K	Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	17.95%
Annual Return 2013	40.03%
Annual Return 2014	14.74%
Annual Return 2015	6.40%
Annual Return 2016	1.71%
Annual Return 2017	36.20%
Annual Return 2018	1.16%
Annual Return 2019	33.56%
Annual Return 2020	62.38%
Annual Return 2021	22.81%